UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-01434

Lincoln National Variable Annuity Fund A
(Exact name of registrant as specified in charter)

1300 South Clinton Street
Post Office Box 1110
Fort Wayne, IN 46801
(Address of principal executive offices)

Dennis L. Schoff, Esquire
1300 South Clinton Street
Post Office Box 1110
Fort Wayne, IN 46801
(Name and address of Agent for Service)

Copies of all communications to:
Robert A. Robertson, Esq.
Dechert LLP
4675 MacArthur Court
Suite 1400
Newport Beach, CA 92660

Colleen E. Tonn, Esq.
The Lincoln National Life Insurance Company
1300 South Clinton Street
Post Office Box 1110
Fort Wayne, Indiana  46801

Registrant’s telephone number, including area code: (260) 455-3404

Date of fiscal year-end: December 31

Date of reporting period: March 31, 2008

Item 1. Schedule of Investments

    Schedule of Investments (Unaudited)

Lincoln National Variable Annuity Fund A

March 31, 2008
		Fair
	Number of	Value
	Shares	(U.S. $)
Common Stock – 97.29%
Aerospace & Defense – 5.32%
Boeing	6,300	$468,531
DRS Technologies	9,400	547,832
Goodrich	9,600	552,096
Northrop Grumman	6,300	490,203
†Spirit Aerosystems Holdings Class A	17,800	394,804
United Technologies	12,600	867,132
		3,320,598
Beverages – 1.72%
PepsiCo	14,900	1,075,780
		1,075,780
Biotechnology – 3.50%
†Amgen	12,200	509,716
†Genentech	7,500	608,850
†Gilead Sciences	16,100	829,633
†Vertex Pharmaceuticals	9,900	236,511
		2,184,710
Capital Markets – 2.47%
Bank of New York Mellon	15,500	646,815
†Blackstone Group	14,300	227,084
Morgan Stanley	14,600	667,220
		1,541,119
Chemicals – 3.28%
Cytec Industries	5,000	269,250
Dow Chemical	16,700	615,395
duPont (E.I.) deNemours	14,700	687,372
Lubrizol	8,500	471,835
		2,043,852
Commercial Banks – 1.04%
U.S. Bancorp	20,100	650,436
		650,436
Commercial Services & Supplies – 0.93%
Republic Services	12,500	365,500
Robert Half International	8,300	213,642
		579,142
Communications Equipment – 4.16%
†Cisco Systems	47,200	1,137,048
Corning	31,500	757,260
QUALCOMM	17,100	701,100
		2,595,408
Computers & Peripherals – 5.34%
†Apple	6,000	861,000
†EMC	43,600	625,224
Hewlett-Packard	19,700	899,502
International Business Machines	8,200	944,148
		3,329,874
Construction & Engineering – 0.57%
Fluor	2,500	352,900
		352,900
Consumer Finance – 0.77%
Capital One Financial	9,800	482,356
		482,356
Diversified Consumer Services – 0.34%
DeVry	5,100	213,384
		213,384
Diversified Financial Services – 3.89%
Bank of America	27,900	1,057,689
Citigroup	16,200	347,004
JPMorgan Chase	23,800	1,022,210
		2,426,903
Diversified Telecommunications Services – 2.61%
AT&T	10,900	417,470
Embarq	4,900	196,490
Qwest Communications International	41,200	186,636
Verizon Communications	22,700	827,415
		1,628,011
Electric Utilities – 2.69%
Exelon	6,400	520,128
FirstEnergy	7,000	480,340
PPL	14,700	675,024
		1,675,492
Electrical Equipment – 0.50%
Roper Industries	5,300	315,032
		315,032
Energy Equipment & Services – 3.95%
Halliburton	14,300	562,419
†Nabors Industries	19,500	658,515
†National Oilwell Varco	7,600	443,688
Schlumberger	9,200	800,400
		2,465,022
Food & Staples Retailing – 1.30%
CVS Caremark	20,000	810,200
		810,200
Health Care Equipment & Supplies – 2.30%
†Gen-Probe	7,400	356,680
†Hologic	7,000	389,200
Medtronic	14,200	686,854
		1,432,734
Health Care Providers & Services – 1.68%
†Express Scripts	10,600	681,792
UnitedHealth Group	10,600	364,216
		1,046,008
Hotels, Restaurants & Leisure – 2.93%
Burger King Holdings	22,700	627,882
Marriott International Class A	12,700	436,372
McDonald's	13,700	764,049
		1,828,303
Household Durables – 1.28%
Fortune Brands	6,500	451,750
†Jarden	16,100	350,014
		801,764
Household Products – 2.09%
Procter & Gamble	18,600	1,303,302
		1,303,302
Industrial Conglomerates – 2.53%
General Electric	25,700	951,157
Textron	11,300	626,246
		1,577,403
Insurance – 4.73%
AFLAC	7,900	513,105
American International Group	17,500	756,875
Berkley (W.R.)	13,100	362,739
Everest Re Group	3,200	286,496
Hanover Insurance Group	7,700	316,778
Prudential Financial	9,100	712,075
		2,948,068
Internet Software & Services – 1.20%
†Google Class A	1,700	748,799
		748,799
IT Services – 0.99%
Accenture Class A	11,700	411,489
†Visa Class A	3,300	205,788
		617,277
Machinery – 2.54%
Caterpillar	10,000	782,900
Deere & Co	10,000	804,400
		1,587,300
Media – 2.26%
Comcast Class A	24,300	469,962
Disney (Walt)	16,400	514,632
†Viacom Class B	10,700	423,934
		1,408,528
Multiline Retail – 0.74%
Macy's	20,000	461,200
		461,200
Multi-Utilities & Unregulated Power – 0.36%
Sempra Energy	4,200	223,776
		223,776
Oil, Gas & Consumable Fuels – 9.46%
Apache	4,200	507,444
Chevron	7,100	606,056
ConocoPhillips	14,600	1,112,666
EOG Resources	2,700	324,000
Exxon Mobil	18,800	1,590,104
Marathon Oil	12,800	583,680
Occidental Petroleum	8,800	643,896
St. Mary Land & Exploration	13,800	531,300
		5,899,146
Pharmaceuticals – 5.29%
Johnson & Johnson	22,900	1,485,523
Merck	20,900	793,155
Pfizer	17,500	366,275
Wyeth	15,700	655,632
		3,300,585
Real Estate Investment Trusts – 0.76%
Host Hotels & Resorts	13,500	214,920
Simon Property Group	2,800	260,148
		475,068
Road & Rail – 0.97%
Norfolk Southern	11,100	602,952
		602,952
Semiconductors & Semiconductor Equipment – 2.97%
Applied Materials	23,200	452,632
Intel	40,800	864,144
Texas Instruments	18,900	534,303
		1,851,079
Software – 3.28%
Microsoft	56,900	1,614,822
†Nuance Communications	10,700	186,287
†Oracle	12,400	242,544
		2,043,653
Specialty Retail – 1.72%
Abercrombie & Fitch Class A	7,500	548,550
Best Buy	12,700	526,542
		1,075,092
Textiles, Apparel & Luxury Goods – 1.82%
†Coach	11,000	331,650
NIKE Class B	6,100	414,800
Phillips-Van Heusen	10,300	390,576
		1,137,026
Thrift & Mortgage Finance – 0.34%
Washington Mutual	20,400	210,120
		210,120
Tobacco – 0.48%
Altria Group	4,100	91,020
†Philip Morris International	4,100	207,378
		298,398
Wireless Telecommunication Services – 0.19%
†MetroPCS Communications	7,000	119,000
		119,000
Total Common Stock (Cost $47,505,840)		60,686,800
	Principal
	Amount
	(U.S. $)
≠Discounted Commercial Paper – 3.05%
Natexis Banques Populaires 2.84% 4/1/08	$1,905,000	1,905,000
Total Discounted Commercial Paper (Cost $1,905,000)		1,905,000

Total Value of Securities – 100.34%
(Cost $49,410,840)		62,591,800
Liabilities Net of Receivables and Other Assets (See Notes) – (0.34%)		(215,094)
Net Assets – 100.00%		$62,376,706

†Non-income producing security for the period ended March 31, 2008.
 ≠The rate shown is the effective yield at the time of purchase.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Lincoln National Variable Annuity Fund A (Fund).

Investments – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of  the  time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Managers.

Federal Income Taxes – Operations of the Fund form a part of, and are taxed with, operations of Lincoln Life, which is taxed as a “life insurance company” under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the investment income and gains on investments of the Fund. Accordingly, no provision for any such liability has been made.

Income – Dividends are recorded as earned on the ex-dividend date and interest is accrued as earned.

Annuity Reserves – Reserves on contracts not involving life contingencies are calculated using assumed investment rates of 3.5%, 4.5%, 5.0%, or 6.0%.  Reserves on contracts involving life contingencies are calculated using the Progressive Annuity Table with the age adjusted for persons born before 1900 or after 1919 and assumed investment rates of 3.5%, 4.5%, 5.0%, or 6.0%.

Use of Estimates  – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Investments
Effective January 1, 2008, The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157).  FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability.   Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs that are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the above FAS 157 fair value hierarchy levels as of March 31, 2008:

Level	Securities	Derivatives
Level 1	$60,686,800	$-
Level 2	1,905,000	-
Level 3	-	-
Total	$62,591,800	$-

3. Credit Risk
The Fund may invest in securities exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, which exempts from registration transactions by an issuer not involving any public offering.   There were no Section 4(2) securities at March 31, 2008.

Item 2. Controls and Procedures

(a) The Registrant’s president and chief accounting officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)           Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 attached hereto as Exhibit 99.CERT.

 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lincoln National Variable Annuity Fund A
(Registrant)

By:            /s/ Kelly D. Clevenger__________________________________
        Kelly D. Clevenger
        President
      (Signature and Title)

Date:      May 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:           /s/ Kelly D. Clevenger____________________________
       Kelly D. Clevenger
       President
       (Signature and Title)

Date:       May 30, 2008

By:           /s/ William P. Flory, Jr.____________________________
       William P. Flory, Jr.
        Chief Accounting Officer
        (Signature and Title)

Date:        May 30, 2008